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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08007
                                   --------------------------------------------

         Levco Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         One Rockefeller Plaza, 25th Floor, New York, New York       10020
--------------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)

LEVCO Series Trust, One Rockefeller Plaza, 25th Floor, New York, New York  10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 332-8400
                                                    --------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: March 31, 2005
                          --------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

LEVCO EQUITY VALUE FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

                                  SECURITY
SHARES                            DESCRIPTION                                         VALUE
------                            -----------                                         -----
COMMON STOCKS  (98.1%):
Consumer Discretionary  (11.2%):
                  11,000   Clear Channel Communications, Inc.                      $   379,170
                  14,450   EchoStar Communications Corp. *                             422,663
                   5,400   Federated Department Stores, Inc.                           343,656
                  17,200   Home Depot, Inc.                                            657,727
                  14,737   Limited Brands, Inc.                                        358,109
                  51,796   News Corp. (Class A)                                        876,387
                  27,100   Time Warner, Inc. *                                         475,605
                   4,650   Viacom, Inc. (Class B)                                      161,960
                                                                                   -----------
                                                                                     3,675,277
                                                                                   -----------
Consumer Staples  (8.8%):
                   9,300   Altria Group, Inc.                                          608,127
                   7,100   Coca-Cola Co.                                               295,857
                   3,900   Colgate-Palmolive Co.                                       203,463
                  10,700   Diageo p.l.c. (ADR)                                         608,830
                   5,000   General Mills, Inc.                                         245,750
                   7,750   PepsiCo, Inc.                                               410,983
                  10,100   Procter & Gamble Co.                                        535,300
                                                                                   -----------
                                                                                     2,908,310
                                                                                   -----------
Financial Services  (21.0%):
                   4,750   American International Group, Inc.                          263,198
                  28,772   Bank of America Corp.                                     1,268,844
                  25,500   Bank of New York Co., Inc.                                  740,775
                  27,150   Citigroup, Inc.                                           1,220,121
                   2,800   Freddie Mac                                                 176,960
                  21,800   J.P. Morgan Chase & Co.                                     754,280
                  19,350   MBNA Corp.                                                  475,043
                   6,800   Morgan Stanley Co.                                          389,300
                  21,237   U.S. Bancorp                                                612,050
                  10,200   Wachovia Corp.                                              519,282
                   9,150   Wells Fargo & Co.                                           547,170
                                                                                   -----------
                                                                                     6,967,023
                                                                                   -----------
Healthcare  (5.0%):
                   4,600   Johnson & Johnson                                           308,936
                  19,500   Pfizer, Inc.                                                512,265
                   1,400   Wellpoint, Inc. *                                           175,490
                  15,050   Wyeth                                                       634,809
                                                                                   -----------
                                                                                     1,631,500
                                                                                   -----------
Integrated Oils  (9.4%):
                  13,400   BP p.l.c. (ADR)                                             836,160
                  11,900   ChevronTexaco Corp.                                         693,889
                  17,500   Exxon Mobil Corp.                                         1,043,000
                   8,300   Unocal Corp.                                                512,027
                                                                                   -----------
                                                                                     3,085,076
                                                                                   -----------
Materials & Processing  (4.3%):
                  15,100   Dow Chemical Co.                                            752,735
                   6,200   Georgia-Pacific Corp.                                       220,038
                   5,900   International Paper Co.                                     217,061
                   3,100   PPG Industries, Inc.                                        221,712
                                                                                   -----------
                                                                                     1,411,546
                                                                                   -----------
Other  (10.6%):
                  33,050   General Electric Co.                                      1,191,783
                  12,050   Honeywell International, Inc.                               448,381
                   2,600   ITT Industries, Inc.                                        234,624
                  10,100   Textron, Inc.                                               753,662
                  25,450   Tyco International Ltd.                                     860,210
                                                                                   -----------
                                                                                     3,488,660
                                                                                   -----------

LEVCO EQUITY VALUE FUND
Schedule of Portfolio Investments, continued                      March 31, 2005
(Unaudited)

SHARES OR                         SECURITY
PRINCIPAL AMOUNT                  DESCRIPTION                                         VALUE
----------------                  -----------                                         -----
Other Energy  (3.4%):
                   5,900   Apache Corp.                                            $   361,257
                   6,000   Cooper Cameron Corp. *                                      343,260
                  21,750   Williams Cos., Inc.                                         409,118
                                                                                   -----------
                                                                                     1,113,635
                                                                                   -----------
Producer Durables  (8.6%):
                  13,000   Agilent Technologies, Inc. *                                288,600
                   2,250   Emerson Electric Corp.                                      146,093
                   8,550   Lockheed Martin Corp.                                       522,063
                  18,400   Northrop Grumman Corp.                                      993,232
                  16,700   Thermo Electron Corp. *                                     422,343
                   4,600   United Technologies Corp.                                   467,636
                                                                                   -----------
                                                                                     2,839,967
                                                                                   -----------
Technology  (9.5%):
                  30,200   Accenture Ltd. *                                            729,330
                  17,400   Cisco Systems, Inc. *                                       311,286
                   8,300   Hewlett-Packard Co.                                         182,102
                   4,700   International Business Machines Corp.                       429,486
                  24,782   Koninklijke Philips Electronics NV (ADR)                    682,001
                  26,900   Microsoft Corp.                                             650,173
                   5,500   Texas Instruments, Inc.                                     140,195
                                                                                   -----------
                                                                                     3,124,573
                                                                                   -----------
Utilities  (6.3%):
                   7,650   Entergy Corp.                                               540,549
                  17,150   PG&E Corp.                                                  584,815
                  21,400   SBC Communications, Inc.                                    506,966
                  12,400   Verizon Communications, Inc.                                440,200
                                                                                   -----------
                                                                                     2,072,530
                                                                                   -----------
TOTAL COMMON STOCKS                                                                 32,318,097
                                                                                   -----------

SHORT-TERM INVESTMENTS  (1.5%):
             $   493,456   BBH Grand Cayman, 2.18%                                     493,456
                                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS                                                           493,456
                                                                                   -----------


TOTAL INVESTMENTS (COST $30,542,063)(a) - 99.6%                                    $32,811,553
                                                                                   ===========

------------

*     NON-INCOME PRODUCING SECURITY

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

ADR - AMERICAN DEPOSITARY RECEIPT

PERCENTAGES ARE BASED ON NET ASSETS OF $32,953,361.


SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

                            LEVCO EQUITY VALUE FUND
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

SECURITY VALUATION--Securities traded on a national exchange are valued at the last sales price. Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by procedures approved by the Board of Trustees. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account.


SECURITIES TRANSACTIONS - Changes in holdings of the portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date.


INVESTMENTS--For federal income tax purposes, the identified cost of investments owned at March 31, 2005 was substantially the same as the cost for financial reporting purposes. As of March 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $2,269,490, of which $3,069,753 related to appreciated securities and $800,263 related to depreciated securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             LEVCO SERIES TRUST
                         --------------------------------------------------------------------------------

By (Signature and Title) /s/ Glenn A. Aigen         Glenn A. Aigen, Chief Financial Officer and Treasurer
                         --------------------------------------------------------------------------------

Date MAY 26, 2005
     --------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John A. Levin          John A. Levin, Chairman and President
                         --------------------------------------------------------------------------------

Date MAY 26, 2005
     --------------

By (Signature and Title) /s/ Glenn A. Aigen         Glenn A. Aigen, Chief Financial Officer and Treasurer
                         --------------------------------------------------------------------------------

Date MAY 26, 2005
     --------------